Basis of Presentation	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation

1. Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements of Tsakos Energy Navigation Limited (the “Holding Company”) and subsidiaries (collectively, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 6-K and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the six months ended June 30, 2024, are not necessarily indicative of the results that may be expected for the year ending December 31, 2024.

The consolidated balance sheet as of December 31, 2023, has been derived from the audited consolidated financial statements included in the Company's annual report on Form 20-F filed with the SEC on April 19, 2024 (“Annual Report”), but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

Significant Accounting Policies

A discussion of the Company's significant accounting policies can be found in Note 1 of the Company's consolidated financial statements included in the Annual Report. There have been no material changes to these policies in the six-month period ended June 30, 2024, except as discussed below:

Time deposits and treasury bills: Time deposits and treasury bills with original maturities exceeding three months are recognized at amortized cost. As of June 30, 2024, the Company holds time deposits of $40,000 and treasury bills of $54,505. Their carrying values are considered to approximate their fair values (Note 13).

Liabilities assumed from time charters attached: When acquiring vessels with attached time charters, the Company recognizes any related asset or liability based on the market value of the assumed charters. It calculates the present value of the difference between the existing charter rate and the market rate for a similar charter, with the same duration, on the acquisition date. This difference is discounted using the Company’s weighted average cost of capital on the acquisition date. The acquisition cost is allocated between the vessel and the attached time charter. Any intangible asset or liability related to the time charter is included in intangible assets and/or liabilities assumed from time charters attached, in the accompanying consolidated balance sheets and is amortized over the remaining term of the charter, in voyage revenues line of the accompanying consolidated statements of comprehensive income (Note 14).